DECHERT LLP

1775 I Street, N.W.

Washington, D.C. 20006

December 20, 2006

VIA ELECTRONIC FILING

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

    Re:    Re: Marsico Investment Fund

File	Nos. 333-36975 and 811-08397

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the Marsico Investment Fund, a registered management investment company (the “Trust”), that the form of Prospectus and Statement of Additional Information for the Trust’s investment series, the Marsico Flexible Capital Fund, that would have been filed under Rule 497(c) does not differ from that contained in the Trust’s Post-Effective Amendment No. 16 which was filed with the Commission on December 18, 2006 and which became effective immediately. The text of Post-Effective Amendment No. 16 was filed electronically (Accession Number 0001193125-06-254970).

Please do not hesitate to contact the undersigned at (202) 261-3371 if you have any questions or comments concerning this filing.

Very truly yours,

/s/ Cynthia D. Baughman
Cynthia D. Baughman